Leases - Schedule of Information Related to Leases (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 19	$ 20	$ 38	$ 38
Right-of-use assets obtained in exchange for lease obligations	20	14	24	48
Lease expense from continuing operations	7	9	16	21
Lease expense from discontinued operations	11	10	21	25
Total lease expense	$ 18	$ 19	$ 37	$ 46